Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Financial Revenues and Expenses

(€’000)	For the year ended December 31,
	2021	2020	2019
Interest finance leases	217	260	291
Interest on overdrafts and other finance costs	21	19	35
Interest on RCAs	17	18	17
Foreign Exchange differences	—	136	—

Finance expenses	255	434	343

Finance income on the net investment in lease	26	46	62
Interest income bank account	1	5	30
Foreign Exchange differences	5	—	326
Other financial income	112	166	164

Finance income	144	217	582

Net Financial result	(111)	(217)	239